Risks and Concentration - Foreign currency exchange rate risks (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Risks and Concentration
Currency fluctuations, appreciation			1.4
Currency fluctuation, depreciation	2.3	6.5